CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED STATEMENTS OF OPERATIONS
Selling and marketing services provided by related parties	¥ 901	¥ 42,770	¥ 37,769
Origination and servicing services provided by related parties	358	15,120	39,000
General and administrative services provided by related parties	290,630	353,151	508,162
Earnings (loss) in equity method investments, tax	¥ 10,669	¥ 3,425	¥ 0